Property Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Property, plant and equipment, carrying value	$ 163,384	$ 147,399
Cost [Member]
Statement [Line Items]
Cost at beginning	397,827	379,438
Cost, asset additions	31,112	19,809
Cost, asset disposals	(31)
Cost, change in decommissioning provision	614	(1,420)
Cost at ending	429,522	397,827
Accumulated depreciation and depletion [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(250,428)	(226,337)
Accumulated depreciation and depletion, Depreciation/depletion for the year	15,710	24,091
Accumulated depreciation and depletion at ending	(266,138)	(250,428)
Mining interests [Member]
Statement [Line Items]
Property, plant and equipment, carrying value	105,947	92,979
Mining interests [Member] | Cost [Member]
Statement [Line Items]
Cost at beginning	239,625	226,819
Cost, asset additions	20,701	14,226
Cost, asset disposals	0
Cost, change in decommissioning provision	614	(1,420)
Cost at ending	260,940	239,625
Mining interests [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(146,646)	(132,474)
Accumulated depreciation and depletion, Depreciation/depletion for the year	8,347	14,172
Accumulated depreciation and depletion at ending	(154,993)	(146,646)
Plant and equipment [Member]
Statement [Line Items]
Property, plant and equipment, carrying value	41,274	38,967
Plant and equipment [Member] | Cost [Member]
Statement [Line Items]
Cost at beginning	133,022	128,228
Cost, asset additions	8,137	4,794
Cost, asset disposals	0
Cost, change in decommissioning provision	0	0
Cost at ending	141,159	133,022
Plant and equipment [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(94,055)	(85,440)
Accumulated depreciation and depletion, Depreciation/depletion for the year	5,830	8,615
Accumulated depreciation and depletion at ending	(99,885)	(94,055)
Right-of-use lease assets [Member]
Statement [Line Items]
Property, plant and equipment, carrying value	3,504	2,973
Right-of-use lease assets [Member] | Cost [Member]
Statement [Line Items]
Cost at beginning	12,474	11,685
Cost, asset additions	2,084	789
Cost, asset disposals	(31)
Cost, change in decommissioning provision	0	0
Cost at ending	14,527	12,474
Right-of-use lease assets [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(9,501)	(8,223)
Accumulated depreciation and depletion, Depreciation/depletion for the year	1,522	1,278
Accumulated depreciation and depletion at ending	(11,023)	(9,501)
Corporate office equipment [Member]
Statement [Line Items]
Property, plant and equipment, carrying value	190	11
Corporate office equipment [Member] | Cost [Member]
Statement [Line Items]
Cost at beginning	237
Cost, asset additions	190	0
Cost, asset disposals	0
Cost, change in decommissioning provision	0	0
Cost at ending	427	237
Corporate office equipment [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	(226)	(200)
Accumulated depreciation and depletion, Depreciation/depletion for the year	11	26
Accumulated depreciation and depletion at ending	(237)	(226)
Non-producing properties [Member]
Statement [Line Items]
Property, plant and equipment, carrying value	12,469	12,469
Non-producing properties [Member] | Cost [Member]
Statement [Line Items]
Cost at beginning	12,469
Cost, asset additions	0	0
Cost, asset disposals	0
Cost, change in decommissioning provision	0	0
Cost at ending	12,469	12,469
Non-producing properties [Member] | Accumulated depreciation and depletion [Member]
Statement [Line Items]
Accumulated depreciation and depletion at beginning	0	0
Accumulated depreciation and depletion, Depreciation/depletion for the year	0
Accumulated depreciation and depletion at ending	$ 0	$ 0